Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Lease Payments under Non-cancellable Operating Leases
As of December 31, 2021, future minimum lease payments under non-cancellable
operating leases with initial terms in excess of one year consisted of the following:

	RMB	US$
2022	11,530	1,809
2023	5,926	930
2024	791	124
2025	1,252	196
2026	2,635	413
2027 and thereafter	4,612	724

Total	26,746	4,196

Summary of Leases of Lessee
The Group and a third party investor entered into an investment agreement to establish an investee with a certain payment schedule (Note 10). The following table sets forth our contractual obligations as of December 31, 2021.

	RMB	US$
2022	3,500	548
2023	1,750	275
2024	1,750	275

Total	7,000	1,098